Herzfeld Caribbean Basin Fund, Inc.

Schedule of Investments as of September 30, 2022 (unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks – 99.95% of net assets

Aerospace and Defense – 6.07%

99,206	Aersale Corp.*	$1,839,279

Airlines – 4.48%

20,250	Copa Holdings, S.A.*	1,356,953

Banking and finance – 19.04%

20,280	Bancolombia, S.A.	494,224
52,089	Banco Latinoamericano de Comercio Exterior, S.A.	680,282
16,956	Evertec, Inc.	531,571
160,604	First BanCorp. (Puerto Rico)	2,197,063
25,899	Popular, Inc.	1,866,282

Communications – 1.57%

10,698	América Móvil, S.A.B. de C.V. Series L ADR	176,196
209,144	América Móvil, S.A.B. de C.V.	172,292
479,175	Fuego Enterprises, Inc.*[1]	20,652
207,034	Grupo Radio Centro S.A.B. de C.V.*	35,879
21,155	Sitios LatinoAmerica S.A.B. de C.V.	9,633
32,272	Spanish Broadcasting System, Inc.*	32,595
33,226	Telesites S.A.B. Series B-1	27,817

Construction and related – 20.49%

180,645	Cemex, S.A.B. de C.V. ADR*	619,612
20	Ceramica Carabobo Class A ADR*[1]	--
4,000	Martin Marietta Materials, Inc.	1,288,360
29,868	MasTec, Inc.*	1,896,618
77,117	PGT Innovations, Inc.*	1,616,372
5,000	Vulcan Materials Company	788,550

Shares or Principal Amount	Description	Fair Value

Food, beverages and tobacco – 6.04%

503,164	Becle, S.A.B. de C.V.	887,723
18,900	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	118,551
13,110	Fomento Económico Mexicano, S.A.B. de C.V. ADR	822,653

Housing – 3.07%

12,500	Lennar Corporation	931,875

Investment companies - 0.05%

70,000	Waterloo Investment Holdings Ltd.*[1]	15,680

Leisure - 12.87%

17,559	Carnival Corporation*	123,440
6,745	Marriott Vacations Worldwide Corporation	821,946
116,578	Norwegian Cruise Line Holdings Ltd*	1,324,326
98,605	Playa Hotels and Resorts N.V.*	573,881
27,863	Royal Caribbean Cruises Ltd*	1,056,008

Mining- 0.04%

3,872	Grupo México, S.A.B. de C.V. Series B	13,078

Retail- 2.65%

1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	64,574
210,222	Wal-Mart de México, S.A.B. de C.V. Series V	738,337

Transportation Infrastructure- 3.35%

5,175	Grupo Aeroportuario ADR*	1,015,180

Trucking and marine freight- 1.54%

137	Seaboard Corporation	466,164

Shares or Principal Amount	Description	Fair Value

Utilities- 17.40%

23,200	Caribbean Utilities Ltd. Class A	$365,168

37,092	Consolidated Water Company Ltd.	570,475

700	Cuban Electric Company*[1]	--
19,854	NextEra Energy, Inc	1,556,752
63,602	New Fortress Energy, Inc., Class A	2,780,043

Other- 1.29%

55,921	Margo Caribe, Inc.*	391,447

79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	--

Total common stocks (cost $24,329,311)	30,287,531

Bonds- 0.00% of net assets

$165,000	Republic of Cuba - 4.5%, 1977 - in default*	--

Total bonds (cost $63,038)	--

Money Market Funds- 0.15%

46,510	Federated Hermes Government Obligations Fund, Institutional Class, 2.81%[2]	46,510

Total money market funds (cost $46,510)	46,510

Total investments (cost $24,438,859) - 100.10% of net assets	30,334,041

Liabilities in excess of other assets – (0.10)% of net assets	(30,296)

Net assets - 100%	30,303,745

1 Securities have been fair valued in good faith using fair value methodology approved by the

Board of Directors. Fair valued securities comprised 0.12% of net assets.

2 Rate disclosed is the seven day effective yield as of September 30, 2022.

* Non-income producing